Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 27	$ 39
SIM cards	4	4
Other	14	10
Inventory	$ 45	$ 53